Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 724.4	$ 719.9
Accounts and notes receivable, net	994.2	908.5
Inventories, net	1,559.6	1,233.5
Deferred tax assets	142.7	52.6
Other current assets	241.9	206.5
Total current assets	3,662.8	3,121.0
Property, plant and equipment, net	1,222.6	924.8
Investment in affiliates	346.3	398.0
Deferred tax assets	37.6	58.0
Other assets	126.9	130.8
Intangible assets, net	666.5	171.6
Goodwill	1,194.5	632.7
Total assets	7,257.2	5,436.9
Current Liabilities:
Current portion of long-term debt	60.1	0.1
Convertible senior subordinated notes	0	161.0
Securitization facilities	0	113.9
Accounts payable	937.0	682.6
Accrued expenses	1,080.6	883.1
Other current liabilities	127.8	72.2
Total current liabilities	2,205.5	1,912.9
Long-term debt, less current portion	1,409.7	443.0
Pensions and postretirement health care benefits	298.6	226.5
Deferred tax liabilities	192.3	103.9
Other noncurrent liabilities	119.9	91.4
Total liabilities	4,226.0	2,777.7
AGCO Corporation stockholders' equity:
Preferred stock; $0.01 par value, 1,000,000 shares authorized, no shares issued or outstanding in 2011 and 2010	0	0
Common stock; $0.01 par value, 150,000,000 shares authorized, 97,194,732 and 93,143,542 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	1.0	0.9
Additional paid-in capital	1,073.2	1,051.3
Retained earnings	2,321.6	1,738.3
Accumulated other comprehensive income (loss)	(400.6)	(132.1)
Total AGCO Corporation stockholders' equity	2,995.2	2,658.4
Noncontrolling interests	36.0	0.8
Total stockholders' equity	3,031.2	2,659.2
Total liabilities, temporary equity and stockholders’ equity	$ 7,257.2	$ 5,436.9